Derivatives - Summary of Reconciliation of Accumulated Other Comprehensive Income (Loss) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Cash flow hedges [member] | Accumulated other comprehensive income (loss) [member]
Disclosure of detailed information about hedges [line items]
Total cash flow hedges	$ (3,389)	$ (551)
Cash flow hedges [member] | Net Change In Other Comprehensive Income Loss [member]
Disclosure of detailed information about hedges [line items]
Total cash flow hedges	(2,838)
Cash flow hedges [member] | Accumulated Other Comprehensive Income Designated Hedge [Member]
Disclosure of detailed information about hedges [line items]
Total cash flow hedges	(1,978)
Cash flow hedges [member] | Accumulated Other Comprehensive Income De-Designated Hedge [Member]
Disclosure of detailed information about hedges [line items]
Total cash flow hedges	(1,411)
Cash flow hedges [member] | Interest rate risk [member] | Accumulated other comprehensive income (loss) [member]
Disclosure of detailed information about hedges [line items]
Total assets	(3,602)	(533)
Total liabilities	(54)	(260)
Cash flow hedges [member] | Interest rate risk [member] | Net Change In Other Comprehensive Income Loss [member]
Disclosure of detailed information about hedges [line items]
Total assets	(3,069)
Total liabilities	206
Cash flow hedges [member] | Interest rate risk [member] | Accumulated Other Comprehensive Income Designated Hedge [Member]
Disclosure of detailed information about hedges [line items]
Total assets	(2,420)
Total liabilities	175
Cash flow hedges [member] | Interest rate risk [member] | Accumulated Other Comprehensive Income De-Designated Hedge [Member]
Disclosure of detailed information about hedges [line items]
Total assets	(1,182)
Total liabilities	(229)
Cash flow hedges [member] | Currency risk [member] | Accumulated other comprehensive income (loss) [member]
Disclosure of detailed information about hedges [line items]
Total assets	(436)	(243)
Total liabilities	683	434
Cash flow hedges [member] | Currency risk [member] | Net Change In Other Comprehensive Income Loss [member]
Disclosure of detailed information about hedges [line items]
Total assets	(193)
Total liabilities	249
Cash flow hedges [member] | Currency risk [member] | Accumulated Other Comprehensive Income Designated Hedge [Member]
Disclosure of detailed information about hedges [line items]
Total assets	(436)
Total liabilities	683
Cash flow hedges [member] | Equity price risk [member] | Accumulated other comprehensive income (loss) [member]
Disclosure of detailed information about hedges [line items]
Total liabilities	20	51
Cash flow hedges [member] | Equity price risk [member] | Net Change In Other Comprehensive Income Loss [member]
Disclosure of detailed information about hedges [line items]
Total liabilities	(31)
Cash flow hedges [member] | Equity price risk [member] | Accumulated Other Comprehensive Income Designated Hedge [Member]
Disclosure of detailed information about hedges [line items]
Total liabilities	20
Net investment hedges [member] | Accumulated other comprehensive income (loss) [member]
Disclosure of detailed information about hedges [line items]
Foreign translation risk	(5,689)	$ (5,297)
Net investment hedges [member] | Net Change In Other Comprehensive Income Loss [member]
Disclosure of detailed information about hedges [line items]
Foreign translation risk	(392)
Net investment hedges [member] | Accumulated Other Comprehensive Income Designated Hedge [Member]
Disclosure of detailed information about hedges [line items]
Foreign translation risk	$ (5,689)